Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions
Employee bonus	€ 623	€ 512
Liabilities from payroll	301	255
Management compensation	167	83
Accruals for vacation and overtime	294	230
Accruals for compensation of Supervisory board	180	180
Liabilities from VAT	164	50
Accruals for licenses	46	92
Accruals for commissions	21	298
Others	193	116
Other liabilities	1,989	1,816
Accrual for warranty	358	292
Accruals for management compensation	192
Labour dispute	114
Provisions	664	292
Total	2,653	2,108
Other liabilities and provisions	€ 0	€ 0